Intangible Assets, Net and Goodwill - Summary of Analysis of Intangible Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Licenses and rights of use [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	$ 116,031,264	$ 90,449,251	$ 83,563,845
Acquisitions	12,347,051	9,129,949	19,507,462
Acquisitions in business combinations	53,923	360,144	448,364
Disposals and other	(792,894)	1,269,478	1,083,196
Amortization of the year	(11,879,489)	(10,255,271)	(7,419,551)
Effect of translation of foreign subsidiaries	(2,455,469)	25,077,713	(6,734,065)
Balance at end of year	113,304,386	116,031,264	90,449,251
Licenses and rights of use [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	242,739,362	175,295,775	174,795,094
Acquisitions	12,347,051	9,129,949	19,507,462
Acquisitions in business combinations	53,923	360,144	448,364
Disposals and other	(1,037,458)	1,269,478	1,109,172
Effect of translation of foreign subsidiaries	(6,689,054)	56,684,016	(20,564,317)
Balance at end of year	247,413,824	242,739,362	175,295,775
Licenses and rights of use [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(126,708,098)	(84,846,524)	(91,231,249)
Disposals and other	244,564		(25,976)
Amortization of the year	(11,879,489)	(10,255,271)	(7,419,551)
Effect of translation of foreign subsidiaries	4,233,585	(31,606,303)	13,830,252
Balance at end of year	(134,109,438)	(126,708,098)	(84,846,524)
Trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	12,566,893	11,300,306	11,445,589
Acquisitions	127,823
Acquisitions in business combinations	82,868	101,655	252,728
Disposals and other	4,660	(13,820)	207,251
Amortization of the year	(3,179,461)	(330,576)	(936,606)
Effect of translation of foreign subsidiaries	335,024	1,509,328	331,344
Balance at end of year	9,937,807	12,566,893	11,300,306
Trademarks [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	27,789,150	22,824,013	22,274,991
Acquisitions	127,823
Acquisitions in business combinations	82,868	101,655	252,728
Disposals and other	(29,804)	(13,820)	207,251
Effect of translation of foreign subsidiaries	809,175	4,877,302	89,043
Balance at end of year	28,779,212	27,789,150	22,824,013
Trademarks [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(15,222,257)	(11,523,707)	(10,829,402)
Disposals and other	34,464
Amortization of the year	(3,179,461)	(330,576)	(936,606)
Effect of translation of foreign subsidiaries	(474,151)	(3,367,974)	242,301
Balance at end of year	(18,841,405)	(15,222,257)	(11,523,707)
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	13,810,434	14,431,532	14,820,216
Acquisitions in business combinations	512,667	1,904,503	949,915
Disposals and other			791,548
Amortization of the year	(3,769,777)	(3,231,518)	(3,452,760)
Effect of translation of foreign subsidiaries	302,895	705,917	1,322,613
Balance at end of year	10,856,219	13,810,434	14,431,532
Customer relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	26,245,508	18,394,407	15,306,167
Acquisitions in business combinations	512,667	1,904,503	949,915
Disposals and other	(882,338)		791,548
Effect of translation of foreign subsidiaries	1,109,877	5,946,598	1,346,777
Balance at end of year	26,985,714	26,245,508	18,394,407
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(12,435,074)	(3,962,875)	(485,951)
Disposals and other	882,338
Amortization of the year	(3,769,777)	(3,231,518)	(3,452,760)
Effect of translation of foreign subsidiaries	(806,982)	(5,240,681)	(24,164)
Balance at end of year	(16,129,495)	(12,435,074)	(3,962,875)
Software licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	7,751,056	6,358,170	5,786,663
Acquisitions	3,351,200	3,812,881	2,245,027
Acquisitions in business combinations		18,504	42,760
Disposals and other	(485,449)		1,126,174
Amortization of the year	(3,699,363)	(3,469,461)	(2,921,767)
Effect of translation of foreign subsidiaries	322,993	1,030,962	79,313
Balance at end of year	7,240,437	7,751,056	6,358,170
Software licenses [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	12,874,796	8,782,768	7,297,177
Acquisitions	3,351,200	3,854,066	2,245,027
Acquisitions in business combinations		26,871	42,760
Disposals and other	(1,698,118)	(829,680)	(307,955)
Effect of translation of foreign subsidiaries	527,720	1,040,771	(494,241)
Balance at end of year	15,055,598	12,874,796	8,782,768
Software licenses [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(5,123,740)	(2,424,598)	(1,510,514)
Acquisitions		(41,185)
Acquisitions in business combinations		(8,367)
Disposals and other	1,212,669	829,680	1,434,129
Amortization of the year	(3,699,363)	(3,469,461)	(2,921,767)
Effect of translation of foreign subsidiaries	(204,727)	(9,809)	573,554
Balance at end of year	(7,815,161)	(5,123,740)	(2,424,598)
Content rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	2,209,799	2,205,781	1,703,475
Acquisitions	2,099,084	2,242,556	768,888
Disposals and other	(258,795)	(218,669)
Amortization of the year	(1,820,092)	(2,236,141)	(270,191)
Effect of translation of foreign subsidiaries	(29,219)	216,272	3,609
Balance at end of year	2,200,777	2,209,799	2,205,781
Content rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	4,876,298	2,634,527	1,862,030
Acquisitions	2,099,084	2,242,556	768,888
Disposals and other	(63,137)	(217,057)
Effect of translation of foreign subsidiaries	(194,803)	216,272	3,609
Balance at end of year	6,717,442	4,876,298	2,634,527
Content rights [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(2,666,499)	(428,746)	(158,555)
Disposals and other	(195,658)	(1,612)
Amortization of the year	(1,820,092)	(2,236,141)	(270,191)
Effect of translation of foreign subsidiaries	165,584
Balance at end of year	(4,516,665)	(2,666,499)	(428,746)
Intangibles, net [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	152,369,446	124,745,040	117,319,788
Acquisitions	17,925,158	15,185,386	22,521,377
Acquisitions in business combinations	649,458	2,384,806	1,693,767
Disposals and other	(1,532,478)	1,036,989	3,208,169
Amortization of the year	(24,348,182)	(19,522,967)	(15,000,875)
Effect of translation of foreign subsidiaries	(1,523,776)	28,540,192	(4,997,186)
Balance at end of year	143,539,626	152,369,446	124,745,040
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	152,632,635	137,113,716	140,903,391
Acquisitions			220,124
Acquisitions in business combinations	951,348	3,953,023	711,723
Disposals and other	(134,525)	(356,832)
Effect of translation of foreign subsidiaries	(1,986,226)	11,922,728	(4,721,522)
Balance at end of year	$ 151,463,232	$ 152,632,635	$ 137,113,716